INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:-        INTANGIBLE ASSETS, NET

a.          Intangible assets:

The following table sets forth the components of intangible assets associated with the Nera Acquisition as well as additional intangible assets recorded in 2017:

	December 31,
	2016	2017
Original amounts:

Technology	$8,600	$9,825
Customer relationships	7,970	7,970
Software development costs	-	974

	17,370	19,569
Accumulated amortization:

Technology	7,314	8,600
Customer relationships	7,712	7,970

	15,826	17,370

Intangible assets, net	$1,544	$2,199

Customer relationships represent relationships with customer through whom Nera generates its revenue, capable of being separated or divided from the entity and sold or transferred.

Technology includes Nera's internally developed proprietary technologies, features, platforms, and offerings, capable of being separated or divided from the entity and sold, transferred, or licensed. In addition, it includes technology and perpetual software license purchased during 2017, in the amount of $ 1,225, to be used in the Company’s research and development activities out of which $ 725 was not resulted in cash flow outflows as of December 31, 2017.

Trade names value consists of the right to use for two years Nera's trade names, trademarks, logos and URLs, capable of being separated or divided from the entity and sold, transferred, or licensed.

b.	Amortization expense for the years ended December 31, 2015, 2016 and 2017 amounted to $ 1,865, $ 1,648 and $ 1,544, respectively.